Material accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Puebla Holdings Inc. [Member]
IfrsStatementLineItems [Line Items]
Entity name	Puebla Holdings Inc.
Jurisdiction	Canada
Nature of operations	Holding company
Minera Gorrion, S.A. de C.V. [Member]
IfrsStatementLineItems [Line Items]
Entity name	Minera Gorrion, S.A. de C.V.
Jurisdiction	Mexico
Nature of operations	Exploration company